Financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of revenue and accounts receivable
June 30, 2026	Revenue	% of revenue
Customer A	$4,459	16%
Customer D	$10,679	39%

June 30, 2025	Revenue	% of revenue
Customer A	$5,363	13%
Customer C	$13,950	34%
Customer D	$8,982	22%

June 30, 2024	Revenue	% of revenue
Customer A	$6,551	11%
Customer C	$41,800	72%

June 30, 2026	Accounts receivable	% of accounts receivable
Customer A	$1,039	25%
Customer C	830	20%

June 30, 2025	Accounts receivable	% of accounts receivable
Customer B	$1,317	15%
Customer C	$1,262	15%
Customer D	$3,156	37%

Schedule of remaining contractual obligations

The following are the remaining contractual obligations as at June 30, 2026:

	Total	Less than one year	1 to 2 years	3 to 5 years	More than 5 years
Short-term loans	$6,891	$6,891	$-	$-	$-
Derivative liabilities	179	8	-	-	171
Long-term debt	65,391	13,613	6,149	18,133	27,496
Lease liabilities	11,072	1,520	1,093	2,001	6,458
Trade and other payable	14,635	14,635	-	-	-
Total	$98,168	$36,667	$7,242	$20,134	$34,125